Note 20	6 Months Ended
Jun. 30, 2021
Non current assets or disposal groups classified as held for sale [Abstract]
Disclosure of non current assets and liabilities and disposal groups classified as held for sale [Text Block]
The composition of the balance under the heading “Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale” in the accompanying condensed consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	June 2021	December 2020
Foreclosures and recoveries	1,328	1,398
Other assets from tangible assets (*)	627	480
Companies held for sale (**)	41	84,792
Accrued amortization (***)	(111)	(89)
Impairment losses (*)	(662)	(594)
Total non-current assets and disposal groups classified as held for sale	1,223	85,987
Companies held for sale (**)	—	75,446
Total liabilities included in disposal groups classified as held for sale	—	75,446
(*) In 2021, it includes the reclassification of owned offices and facilities from "tangible assets" to "non-current assets and disposal groups classified as held for sale" and the adjustments due to the closure of the owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 23 and 45).
(**) It includes mainly BBVA’s stake in BBVA U.S in 2020 (see Note 3).
(***) Accumulated amortization until related asset was reclassified as “Non-current assets and disposal groups classified as held for sale".
Assets and liabilities from discontinued operations
As mentioned in Note 1.3 and 3, the agreement for the sale of the BBVA subsidiary in the United States was announced in 2020 and finally completed on June 1, 2021. The assets and liabilities corresponding to the 37 companies sold were reclassified to the headings “Non-current assets and disposal groups classified as held for sale” and “Liabilities included in disposal groups classified as held for sale” of the consolidated balance sheet as of December 31, 2020; and the earnings of these companies for the six months ended June 30, 2021 and 2020 were classified under the heading "Profit (loss) after tax from discontinued operations" of the accompanying condensed consolidated income statements (see Note 1.3).
The condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020, and the condensed consolidated income statements and the condensed consolidated statements of cash flows for the first five months of 2021 and for the six months of 2020 of the companies sold in the United States are provided below:
Condensed consolidated balance sheets of the companies sold in the United States subsidiary as of June 30, 2021 and December 31, 2020

CONDENSED CONSOLIDATED BALANCE SHEETS (Millions of euros)
	June 2021	December 2020
Cash, cash balances at central banks and other demand deposits	—	11,368
Financial assets held for trading	—	821
Non-trading financial assets mandatorily at fair value through profit or loss	—	13
Financial assets at fair value through other comprehensive income	—	4,974
Financial assets at amortized cost	—	61,558
Derivatives - Hedge accounting	—	9
Tangible assets	—	799
Intangible assets	—	1,949
Tax assets	—	360
Other assets	—	1,390
Non-current assets and disposal groups classified as held for sale	—	16
TOTAL ASSETS	—	83,257
Financial liabilities held for trading	—	98
Financial liabilities at amortized cost	—	73,132
Derivatives - Hedge accounting	—	2
Provisions	—	157
Tax liabilities	—	201
Other liabilities	—	492
TOTAL LIABILITIES	—	74,082
Actuarial gains (losses) on defined benefit pension plans	—	(66)
Hedge of net investments in foreign operations (effective portion)	—	(432)
Foreign currency translation	—	801
Hedging derivatives. Cash flow hedges (effective portion)	—	250
Fair value changes of debt instruments measured at fair value through other comprehensive income	—	70
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	—	622

Condensed consolidated income statements of companies sold in the United States subsidiary for the periods ended June 30, 2021 and June 30, 2020.

CONDENSED CONSOLIDATED INCOME STATEMENTS (Millions of Euros)
	June 2021	June 2020
Interest and other income	974	1,400
Interest expense	(53)	(307)
NET INTEREST INCOME	921	1,092
Dividend income	2	2
Fee and commission income	285	337
Fee and commission expense	(86)	(94)
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	(4)	27
Gains (losses) on financial assets and liabilities held for trading, net	26	70
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	2	—
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	2	2
Gains (losses) from hedge accounting, net	(1)	5
Exchange differences, net	5	(11)
Other operating income	9	9
Other operating expense	(30)	(34)
GROSS INCOME	1,132	1,405
Administration costs	(661)	(748)
Depreciation and amortization	(80)	(104)
Provisions or reversal of provisions	4	(22)
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification	(66)	(574)
NET OPERATING INCOME	330	(43)
Impairment or reversal of impairment on non-financial assets	—	(2,084)
Gains (losses) on derecognition of non-financial assets and subsidiaries, net	(2)	1
Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations	3	1
PROFIT (LOSS) BEFORE TAX FROM	330	(2,126)
Tax expense or income related to profit or loss	(80)	22
PROFIT (LOSS) AFTER TAX	250	(2,104)
Profit (loss) after tax from the sale	29	—
PROFIT (LOSS) FOR THE PERIOD	280	(2,104)
ATTRIBUTABLE TO MINORITY INTEREST (NON-CONTROLLING INTEREST)	—	—
ATTRIBUTABLE TO OWNERS OF THE PARENT (*)	280	(2,104)
(*) Cumulative profit net of taxes earned and recognized by BBVA Group in relation to the sale of BBVA USA Bancshares has been €582 million, corresponding to the results generated by the entities within the scope of the sale agreement from the date of the agreement to the closing date of the agreement, plus the profit after tax on the sale as of the closing date.
Condensed consolidated statements of cash flows of companies sold in the United States subsidiary for the periods ended June 30, 2021 and June 30, 2020.

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Millions of Euros)
	June 2021	June 2020
A) CASH FLOWS FROM OPERATING ACTIVITIES	62	5,361
B) CASH FLOWS FROM INVESTING ACTIVITIES	(34)	(63)
C) CASH FLOWS FROM FINANCING ACTIVITIES	(26)	(34)
D) EFFECT OF EXCHANGE RATE CHANGES	60	(87)
INCREASE (DECREASE) NET CASH AND CASH EQUIVALENTS (A+B+C+D)	62	5,177
Effects of disposal on the financial position of the Group

EFFECT OF DISPOSAL ON THE FINANCIAL POSITION OF THE GROUP (Millions of Euros)
June 2021
Cash, cash balances at central banks and other demand deposits	(11,476)
Financial assets held for trading	(638)
Non-trading financial assets mandatorily at fair value through profit or loss	(15)
Financial assets at fair value through other comprehensive income	(4,620)
Financial assets at amortized cost	(61,440)
Derivatives - Hedge accounting	(8)
Tangible assets	(788)
Intangible assets	(1,938)
Tax assets	(349)
Other assets	(1,439)
Non-current assets and disposal groups classified as held for sale	(10)
Total assets	(82,720)
Financial liabilities held for trading	129
Financial liabilities at amortized cost	72,357
Provisions	156
Tax liabilities	207
Other liabilities	491
Total liabilities	73,341
Total net assets/liabilities	(9,378)

EFFECT ON NET CASH INFLOWS FROM DISCONTINUED OPERATIONS - USA (Millions of Euros)
June 2021
Consideration received satisfied in cash	9,512
Cash and cash equivalents disposed of	(11,476)
Total net cash inflows from discontinued operations - USA	(1,964)

EFFECT OF THE DIVESTMENT OF THE MOST SIGNIFICANT SALES OF NON-CURRENT ASSETS FOR SALE OF THE BBVA GROUP REFLECTED IN THE CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Millions of Euros)
June 2021
Consideration received satisfied in cash - USA	9,512
Consideration received satisfied in cash - Paraguay	210
Other collections from non-current assets and liabilities for sale	54
Total cash received from non-current assets and liabilities for sale	9,776